Virtus Global Commodities Stock Fund,

a series of Virtus Opportunities Trust

Supplement dated June 21, 2012 to the Summary Prospectus

and Statutory Prospectus dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

On June 1, 2012, Harris Investment Management, Inc., the investment subadviser to Virtus Global Commodities Stock Fund and a wholly-owned subsidiary of BMO Financial Corp., merged with its affiliate, M&I Investment Management Corp., and changed its name to BMO Asset Management Corp. Accordingly, all references in the fund’s summary prospectus and statutory prospectus to “Harris Investment Management, Inc.” and “Harris” are hereby replaced with “BMO Asset Management Corp.” and “BMO AM,” respectively. BMO Asset Management Corp. is located at 115 South LaSalle Street, 11th Floor, P.O. Box 755, Chicago, IL 60603.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/HIM NameChange (6/2012)

Virtus Global Commodities Fund,

a series of Virtus Opportunities Trust

Supplement dated June 21, 2012 to the Statement of Additional

Information (“SAI”) dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

On June 1, 2012, Harris Investment Management, Inc., the investment subadviser to Virtus Global Commodities Stock Fund and a wholly-owned subsidiary of BMO Financial Corp., merged with its affiliate, M&I Investment Management Corp., and changed its name to BMO Asset Management Corp. Accordingly, all references in the fund’s SAI to “Harris Investment Management, Inc.” and “Harris” are hereby replaced with “BMO Asset Management Corp.” and “BMO AM,” respectively. BMO Asset Management Corp. is located at 115 South LaSalle Street, 11th Floor, P.O. Box 755, Chicago, IL 60603.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/HIM NameChange (6/2012)